Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations
Summary of the amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition

The table below summarizes the amounts recognized for the assets acquired and the liabilities assumed at the acquisition date:

	Ecopetrol	Hocol	Total
Assets
Accounts receivable	—	19,545	19,545
Property, plant and equipment	829,121	361,426	1,190,547
Natural resources	615,642	214,852	830,494
Right-of-use asset	—	206	206
Other assets (1)	113,107	145,660	258,767
	1,557,870	741,689	2,299,559
Liabilities
Accounts payable	(585)	(20,342)	(20,927)
Deferred tax	(383,346)	(38,611)	(421,957)
Provisions	(37,798)	(34,234)	(72,032)
Other liabilities (2)	(34,455)	(102,487)	(136,942)
	(456,184)	(195,674)	(651,858)
Fair value of net assets	1,101,686	546,015	1,647,701

Summary of effect on operating results

The effect on operating results as of December 31, 2020 is summarized below:

	Ecopetrol	Hocol	Total
Fair value of the net assets	1,101,686	546,015	1,647,701
Book value of net assets	(200,660)	—	(200,660)
Consideration paid	—	(454,630)	(454,630)
Foreign currency translation	—	(5,359)	(5,359)
(=) Net profit from the acquisition	901,026	86,026	987,052

Recognized in:
Property, plant and equipment (Note 14)	720,670	361,426	1,082,096
Natural and environmental resources (Note 15)	563,546	214,852	778,398
Intangibles (Note 17)	156	—	156
Accounts receivable	—	19,545	19,545
Right-of-use asset	—	206	206
Other assets	—	145,660	145,660
Accounts payable	—	(20,342)	(20,342)
Deferred tax	—	(38,611)	(38,611)
Provisions	—	(34,234)	(34,234)
Other liabilities	—	(102,487)	(102,487)
Consideration paid	—	(454,630)	(454,630)
Foreign currency translation	—	(5,359)	(5,359)
Subtotal	1,284,372	86,026	1,370,398

Profit on acquisition before deferred tax (Note 28)	1,284,372	86,026	1,370,398
(-) Deferred tax expense (Note 10)	(383,346)	—	(383,346)
Net profit from the acquisition after deferred tax	901,026	86,026	987,052